SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of depreciation of property and equipment	Depreciation of property and equipment is provided using the straight-line method over estimated useful lives as follows:
Furniture and fixtures	5-10 years

Office equipment	3-5 years
Depreciation of property and equipment is provided using the straight-line method over estimated useful lives as follows:
Furniture and fixtures	5-10 years
Office equipment	3-5 years